CUSTOMER DEPOSITS (Details) - GBP (£) £ in Millions	Dec. 31, 2017	Dec. 31, 2016
CUSTOMER DEPOSITS (Details) [Line Items]
Deposits from customers	£ 418,124	£ 415,460
Protected under UK Financial Services Compensation Scheme [Member]
CUSTOMER DEPOSITS (Details) [Line Items]
Deposits from customers	£ 220,855	£ 219,106